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                       SUPPLEMENT DATED DECEMBER 15, 2003

                                       TO

                    PROSPECTUSES DATED MAY 1, 2003 AND LATER

                           --------------------------

This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 and later for certain variable life insurance policies and variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The variable life insurance prospectuses involved bear the title "Majestic Variable COLI," "Majestic Variable Estate Protection," "Majestic Variable Estate Protection 98," "Majestic Variable Universal Life," "Majestic Variable Universal Life 98," "Medallion Variable Universal Life Plus," "Medallion Variable Universal Life Edge," "Medallion Variable Universal Life Edge II," "Medallion Executive Variable Life," "Medallion Executive Variable Life II," "Medallion Executive Variable Life III," "Variable Estate Protection," "Variable Estate Protection Plus," "Variable Estate Protection Edge" or "Variable Master Plan Plus" and the variable annuity prospectuses involved bear the title "Independence Variable Annuity," "Independence 2000 Variable Annuity," "Independence Preferred Variable Annuity," "Revolution Variable Annuity," "Revolution Access Variable Annuity," "Revolution Extra Variable Annuity," "Revolution Extra II Variable Annuity," "Revolution Value Variable Annuity" or "Revolution Value II Variable Annuities." We refer to these prospectuses as the "Product Prospectuses."

                           --------------------------

 THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED DECEMBER 15, 2003 TO THE PROSPECTUS FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I DATED MAY 1, 2003. BE SURE TO READ THAT MATERIAL BEFORE SELECTING THE CORRESPONDING VARIABLE
   INVESTMENT OPTIONS AVAILABLE UNDER YOUR VARIABLE LIFE INSURANCE POLICY OR
                           VARIABLE ANNUITY CONTRACT.

                           --------------------------

                       AMENDMENTS TO PRODUCT PROSPECTUSES

1. The table on the cover page of each Product Prospectus is revised (a) in the first column, to change the name of the Large Cap Aggressive Growth investment option to the "Large Cap Growth B" investment option, and (b) in the second column, to show different managers for the underlying funds of the Large Cap Growth B, Growth & Income and Fundamental Growth variable investment options, as follows:

--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:         UNDERLYING FUND MANAGED BY:
 --------------------------          --------------------------
 EQUITY OPTIONS:
  Large Cap Growth B ...........     Independence Investment LLC
  Growth & Income ..............     Independence Investment LLC and T. Rowe
                                      Price Associates, Inc.
  Fundamental Growth............     Independence Investment LLC
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2.   All other references in the Product Prospectuses to "Large Cap Aggressive
Growth" are replaced with the phrase "Large Cap Growth B."

VSTSUP-7 (12/03)

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